Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Cash payments for operating leases	$ 303,661	$ 208,055	$ 96,910
Rent expenses	183,271	168,845	153,833
Variable costs